Consolidated Statements of Comprehensive Income	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Mar. 31, 2014 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Net revenues	$ 64,692,923	¥ 417,139,969	¥ 350,157,824	¥ 384,668,378
Cost of revenues	32,260,733	208,017,208	172,539,260	188,480,346
Gross profit	32,432,190	209,122,761	177,618,564	196,188,032
Operating expenses:
Research and development	5,665,190	36,529,145	36,836,338	27,673,298
Sales and marketing	6,613,784	42,645,682	45,186,175	47,259,273
General and administrative	12,149,685	78,341,173	64,759,122	71,605,616
Impairment of intangible assets		0	310,153	12,009,457
Provision for (reversal of) doubtful accounts	(19,828)	(127,852)	845,965	(3,738,232)
Total operating expenses	24,408,831	157,388,148	147,937,753	154,809,412
Other operating income			2,077,500	1,072,453
Income from operations	8,023,359	51,734,613	31,758,311	42,451,073
Other income (loss):
Share of net loss of equity method investments	(1,369,283)	(8,829,140)	(2,196,750)
Interest income	554,080	3,572,711	4,136,454	4,770,024
Foreign currency exchange losses, net	(233,486)	(1,505,518)	(1,067,149)	(49,200)
Total other income (loss), net	(1,048,689)	(6,761,947)	872,555	4,720,824
Earnings before income taxes	6,974,670	44,972,666	32,630,866	47,171,897
Income tax expense	2,934,473	18,921,479	9,575,146	19,895,462
Net income	4,040,197	26,051,187	23,055,720	27,276,435
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	310,570	2,002,553	(30,753)	(766,783)
Comprehensive income	$ 4,350,767	¥ 28,053,740	¥ 23,024,967	¥ 26,509,652
Basic earnings per common share (in CNY and dollars per share) | (per share)	$ 0.09	¥ 0.57	¥ 0.49	¥ 0.59
Diluted earnings per common share (in CNY and dollars per share) | (per share)	$ 0.09	¥ 0.57	¥ 0.49	¥ 0.59